                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Reliance Financial Services Corporation
Address: 55 East 52nd Street
         New York, NY 10055
Form 13F File Number: 28-161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert M. Steinberg
Title: President and Chief Operating Officer
Phone: 212-909-1100

Signature, Place, and Date of Signing: /s/ Robert M. Steinberg
                                       ----------------------------
                                       New York, New York
                                       May 14, 1999

NOTE: While the instructions for Column 6 of the Information Table indicate the answer must be "DEFINED" due to a parent-subsidiary relationship, each entity is responsible for its own investment policy and exercises independent management discretion.

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total: 25
Form 13F Information Table Value Total (thousands): $942,886

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F
 No.    File Number                               Name
-----   -----------   ----------------------------------------------------------
1.      28-160        Reliance Insurance Company

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                          Form 13F INFORMATION TABLE

Report for the Calendar Quarter Ended March 31, 1999

 COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5             COLUMN 6     COLUMN 7          COLUMN 8
-----------        ----------------  ---------  --------  -------------------------   ----------    --------  ----------------------
                                                                                                                 VOTING AUTHORITY
                                                 VALUE      SHRS OR     SH/   PUT/   INVESTMENT       OTHER   ----------------------
 NAME OF ISSUER     TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT     PRN   CALL   DISCRETION     MANAGERS   SOLE    SHARED   NONE
-----------------  ----------------  ---------  --------  -----------   ---   ----   -----------    --------   -----   ------   ----
ARMCO INC            PFD CVA $3.625  042170407    17,160      390,000    SH          DEFINED           1        X
CENTOCOR INC                    COM  152342101    24,032      650,600    SH          DEFINED           1        X
CENTOCOR INC                    COM  152342101       347        9,400    SH          DEFINED                    X
CYPRESS
 SEMICONDUCTOR
 CORP              SUB NT CV 144A02  232806AB5     9,749   11,000,000    PRN         DEFINED           1        X
EMONS TRANSN
 GRP INC                        COM  291575108       511      255,567    SH          DEFINED           1        X
HEARTPORT INC      SB NT CV 144A 04  421969AA4    18,803   31,870,000    PRN         DEFINED           1        X
HEARTPORT INC      SB NT CV 7.25%04  421969AC0     2,516    4,265,000    PRN         DEFINED           1        X
INDIVIDUAL INV
 GROUP INC                      COM  455907105     3,750      666,666    SH          DEFINED           1        X
ISIS
 PHARMACEUTICALS
 INC                            COM  464330109     6,300      700,000    SH          DEFINED           1        X
ISIS
 PHARMACEUTICALS
 INC                            COM  464330109        90       10,000    SH          DEFINED                    X
LANDAMERICA FINL
  GROUP INC                     COM  514936103   117,145    4,039,473    SH          DEFINED           1        X
MORGAN J P & CO
 INC                            COM  616880100    70,348      570,200    SH          DEFINED           1        X
MORGAN J P & CO
 INC                            COM  616880100       271        2,200    SH          DEFINED                    X
NATIONAL
 SEMICONDUCTOR
 CORP               SB NT CV 6.5%02  637640AB9    17,490   21,200,000    PRN         DEFINED           1        X
OCCIDENTAL PETE
 CORP DEL             PFD CV $3 CXY  674599790    64,591    1,311,500    SH          DEFINED           1        X
OCCIDENTAL PETE
 CORP DEL             PFD CV $3 CXY  674599790       813       16,500    SH          DEFINED                    X
PHILIP MORRIS
 COS INC                        COM  718154107       887       25,200    SH          DEFINED           1        X
RELIANCE GROUP
  HOLDINGS INC                  COM  759464100    26,005    3,382,738    SH          DEFINED           1        X
RELIANCE GROUP
 HOLDINGS INC                   COM  759464100     1,406      182,900    SH          DEFINED                    X
SCHLUMBERGER LTD                COM  806857108     1,577       26,200    SH          DEFINED           1        X
SCHLUMBERGER LTD                COM  806857108       301        5,000    SH          DEFINED                    X
SEMPRA ENERGY                   COM  816851109    13,610      709,300    SH          DEFINED           1        X
SUNBEAM CORP       SRSDCV ZR0144A18  867071AA0    23,006  219,100,000    PRN         DEFINED           1        X
SYMBOL
 TECHNOLOGIES INC               COM  871508107   362,337    8,051,927    SH          DEFINED           1        X
ZENITH NATL INS
 CORP                           COM  989390109   159,841    6,574,445    SH          DEFINED           1        X
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